NOTES RECEIVABLE - RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
NOTES RECEIVABLE - RELATED PARTY

6. NOTES RECEIVABLE – RELATED PARTY

During 2009, the Company loaned U.S. Debt Settlement, Inc. $63,500 via seven promissory notes throughout the first eight months of 2009. All of these loans were repaid, in full, with interest of $2,681 in September 2009. Subsequent to the repayment of the initial loans, the Company loaned $62,500 via two promissory notes and the balance of $62,500 remained outstanding at December 31, 2009. The Company amended these two loans during 2010 to extend the maturity dates by six months. In addition, the Company loaned U.S. Debt Settlement, Inc. an additional $22,800 via four promissory notes during the first quarter of 2010. At December 31, 2010, the notes receivable due from U.S. Debt Settlement, Inc. totaled $85,300, were each due in one payment of all principal and accrued interest, were bearing interest at 10% per annum, and were to mature between February, 2011 and May, 2011. The Company’s Chief Executive Officer is also the Chief Executive Officer of U.S. Debt Settlement, Inc. In March 2011, U.S. Debt Settlement, Inc. repaid all outstanding loans and accrued interest.

6. NOTES RECEIVABLE – RELATED PARTY

During 2009, the Company loaned U.S. Debt Settlement, Inc. $63,500 via seven promissory notes throughout the first eight months of 2009. All of these loans were repaid, in full, with interest of $2,681 in September 2009. Subsequent to the repayment of the initial loans, the Company loaned $62,500 via two promissory notes and the balance of $62,500 remained outstanding at December 31, 2009. The Company amended these two loans during 2010 to extend the maturity dates by six months. In addition, the Company loaned U.S. Debt Settlement, Inc. an additional $22,800 via four promissory notes during the first quarter of 2010. At December 31, 2010, the notes receivable due from U.S. Debt Settlement, Inc. totaled $85,300, are each due in one payment of all principal and accrued interest, bear interest at 10% per annum, and mature between February, 2011 and May, 2011. No interest was paid to the Company by U.S. Debt Settlement, Inc. during 2010. The Company’s Chief Executive Officer is also the Chief Executive Officer of U.S. Debt Settlement, Inc. In March 2011, U.S. Debt Settlement, Inc. repaid all outstanding loans to the Company including interest (see note 7).